Pay vs Performance Disclosure - USD ($)		12 Months Ended
	Aug. 13, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table sets forth compensation information for our chief executive officer, referred to below as our PEO, and our other named executive officers, or NEOs, for purposes of comparing their compensation to the value of our shareholders’ investments and our net income (loss), calculated in accordance with SEC regulations, for fiscal years 2025, 2024, and 2023:

Year	Summary Compensation Table (“SCT”) Total for PEO(1)(2)	Compensation Actually Paid (“CAP”) to PEO(1)(3)	Average SCT Total for Non-PEO Named Executive Officers (“NEOs”)(2)(4)	Average CAP to Non-PEO NEOs(3)(4)	Value of Initial Fixed $100 Investment Based on: Total Shareholder Return (“TSR”)	Net Loss (in thousands)
2025	$1,665,191	$958,175	$898,197	$662,535	$14.37	$(77,742)
2024	$4,760,281	$2,166,091	$1,654,265	$1,011,546	$6.54	$(58,897)
2023	$2,209,795	$513,651	$1,178,729	$399,137	$13.42	$(68,960)

(1)
For each year shown, the PEO was David H. Mack, Ph.D., our President and Chief Executive Officer. Please see the section titled “Executive Compensation—Summary Compensation Table” for additional information.

(2)	Amounts in this column represent the “Total” column set forth in the SCT. Please see the footnotes to the SCT for further detail regarding the amounts in these columns.
(3)
The dollar amounts reported in these columns represent the amounts of “compensation actually paid.” The amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding the amounts in the following reconciliation tables from the “Total” column of the SCT (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP).

(4)	Non-PEO NEOs reflect the average SCT total compensation and average CAP for the following executives by fiscal year:
2025: Deepika Jalota, Pharm.D. and Robert Ticktin
2024: Deepika Jalota, Pharm.D. and Michael Carulli
2023: Winston Kung and Deepika Jalota, Pharm.D.

PEO SCT Total to CAP Reconciliation	2025	2024	2023
SCT Total Compensation	$1,665,191	$4,760,281	$2,209,795
SCT Option and Stock Awards(1)	(752,320)	(3,817,215)	(1,328,712)
Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	538,690	757,593	520,378
Change in Fair Value of Existing Unvested Equity Awards(2)	(400,191)	308,858	(714,199)
Change in Fair Value of Vested Equity Awards	(217,769)	(5,425)	(330,487)
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	124,574	161,999	156,876
Compensation Actually Paid to PEO	$958,175	$2,166,091	$513,651

(1)	Represents the grant fair value of the equity awards to our PEO, as reported in the SCT.
(2)
In August 2024, in connection with the Company offering of a one-time voluntary stock option exchange to its employees, stock options held by our CEO and Non-CEO NEOs were exchanged for new stock options with an exercise price equal to $1.48 per share and a new vesting schedule (“Option Exchange”), with all other terms remaining the same. As there had been no exercises of any of the previous stock options as of the date of the Option Exchange, both vested and unvested options were exchanged 1-for-1 for the new unvested stock options which had a vesting commencement date in September 2024. For purposes of calculating compensation actually paid, shown in the table above, the incremental change in fair value recognized related to the Option Exchange is reflected in this row.

NEOs SCT Total to CAP Reconciliation	2025	2024	2023
SCT Total Compensation	$898,197	$1,654,265	$1,178,729
SCT Option Awards(1)	(265,663)	(1,068,682)	(553,630)
Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	190,225	345,034	153,264
Change in Fair Value of Existing Unvested Equity Awards(2)	(130,610)	41,003	(294,421)
Change in Fair Value of Vested Equity Awards	(73,604)	(27,022)	(150,170)
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	43,990	66,948	65,365
Compensation Actually Paid to NEOs	$662,535	$1,011,546	$399,137

(1)	Represents the grant fair value of the equity awards to our NEOs, as reported in the SCT.
(2)
In August 2024, in connection with the Company offering of a one-time voluntary stock option exchange to its employees, stock options held by our CEO and Non-CEO NEOs were exchanged for new stock options with an exercise price equal to $1.48 per share and a new vesting schedule (“Option Exchange”), with all other terms remaining the same. The incremental change in fair value related to the Option Exchange is reflected within this row.

Named Executive Officers, Footnote
(1)
For each year shown, the PEO was David H. Mack, Ph.D., our President and Chief Executive Officer. Please see the section titled “Executive Compensation—Summary Compensation Table” for additional information.

(4)	Non-PEO NEOs reflect the average SCT total compensation and average CAP for the following executives by fiscal year:
2025: Deepika Jalota, Pharm.D. and Robert Ticktin
2024: Deepika Jalota, Pharm.D. and Michael Carulli
2023: Winston Kung and Deepika Jalota, Pharm.D.

PEO Total Compensation Amount		$ 1,665,191	$ 4,760,281	$ 2,209,795
PEO Actually Paid Compensation Amount		$ 958,175	2,166,091	513,651
Adjustment To PEO Compensation, Footnote
(3)
The dollar amounts reported in these columns represent the amounts of “compensation actually paid.” The amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding the amounts in the following reconciliation tables from the “Total” column of the SCT (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP).

PEO SCT Total to CAP Reconciliation	2025	2024	2023
SCT Total Compensation	$1,665,191	$4,760,281	$2,209,795
SCT Option and Stock Awards(1)	(752,320)	(3,817,215)	(1,328,712)
Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	538,690	757,593	520,378
Change in Fair Value of Existing Unvested Equity Awards(2)	(400,191)	308,858	(714,199)
Change in Fair Value of Vested Equity Awards	(217,769)	(5,425)	(330,487)
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	124,574	161,999	156,876
Compensation Actually Paid to PEO	$958,175	$2,166,091	$513,651

(1)	Represents the grant fair value of the equity awards to our PEO, as reported in the SCT.
(2)
In August 2024, in connection with the Company offering of a one-time voluntary stock option exchange to its employees, stock options held by our CEO and Non-CEO NEOs were exchanged for new stock options with an exercise price equal to $1.48 per share and a new vesting schedule (“Option Exchange”), with all other terms remaining the same. As there had been no exercises of any of the previous stock options as of the date of the Option Exchange, both vested and unvested options were exchanged 1-for-1 for the new unvested stock options which had a vesting commencement date in September 2024. For purposes of calculating compensation actually paid, shown in the table above, the incremental change in fair value recognized related to the Option Exchange is reflected in this row.

Non-PEO NEO Average Total Compensation Amount		$ 898,197	1,654,265	1,178,729
Non-PEO NEO Average Compensation Actually Paid Amount		$ 662,535	1,011,546	399,137
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The dollar amounts reported in these columns represent the amounts of “compensation actually paid.” The amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding the amounts in the following reconciliation tables from the “Total” column of the SCT (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP).

NEOs SCT Total to CAP Reconciliation	2025	2024	2023
SCT Total Compensation	$898,197	$1,654,265	$1,178,729
SCT Option Awards(1)	(265,663)	(1,068,682)	(553,630)
Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	190,225	345,034	153,264
Change in Fair Value of Existing Unvested Equity Awards(2)	(130,610)	41,003	(294,421)
Change in Fair Value of Vested Equity Awards	(73,604)	(27,022)	(150,170)
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	43,990	66,948	65,365
Compensation Actually Paid to NEOs	$662,535	$1,011,546	$399,137

(1)	Represents the grant fair value of the equity awards to our NEOs, as reported in the SCT.
(2)
In August 2024, in connection with the Company offering of a one-time voluntary stock option exchange to its employees, stock options held by our CEO and Non-CEO NEOs were exchanged for new stock options with an exercise price equal to $1.48 per share and a new vesting schedule (“Option Exchange”), with all other terms remaining the same. The incremental change in fair value related to the Option Exchange is reflected within this row.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount		$ 14.37	6.54	13.42
Net Income (Loss)		$ (77,742,000)	$ (58,897,000)	$ (68,960,000)
PEO Name		David H. Mack, Ph.D.	David H. Mack, Ph.D.	David H. Mack, Ph.D.
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 1.48
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	0
Exchange ratio of stock options for each new stock option	1-for-1
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (752,320)	$ (3,817,215)	$ (1,328,712)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		538,690	757,593	520,378
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(400,191)	308,858	(714,199)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		124,574	161,999	156,876
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(217,769)	(5,425)	(330,487)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(265,663)	(1,068,682)	(553,630)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		190,225	345,034	153,264
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(130,610)	41,003	(294,421)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		43,990	66,948	65,365
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (73,604)	$ (27,022)	$ (150,170)